Subsequent Events (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 03, 2015	Apr. 30, 2015
Number of restricted common stock issued, per share		$ 0.002
Subsequent Event [Member]
Number of restricted common stock issued to investors and consultants	426,500
Number of restricted common stock issued, per share	$ 0.10
Subsequent Event [Member] | Jacaranda Investments, Inc [Member]
Percentage of ownership			100.00%